Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Amortization	229,377	229,377
Research and development expenses	1,008,100	370,852
Selling, general and administrative expenses	1,259,096	1,771,937
TOTAL OPERATING EXPENSES	2,496,573	2,372,166
LOSS FROM OPERATIONS	(2,496,573)	(2,372,166)
OTHER EXPENSE (INCOME)
Other Income	(51,400)
Interest Expense	273	40,960
Interest income	(1,159)	(4)
TOTAL OTHER EXPENSE (INCOME)	(52,286)	40,956
NET LOSS	(2,444,287)	(2,413,122)
Deemed dividend	48,659	20,995
NET LOSS ATTRIBUTABLE TO COMPANY STOCKHOLDERS	$ (2,492,946)	$ (2,434,117)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED	$ (0.98)	$ (3.18)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	2,539,611	766,065